Financial instruments and financial risk management - Summary of Fair Value of the Common Warrants (Details)	Sep. 30, 2022 yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of Common Warrants	0.05
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions	4.1
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions	85
Expected term to liquidation (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions	4.9